Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 467,186	$ 186,019
Tax credit carryforwards	107,969	30,143
Stock compensation	138,111	58,536
Intangible asset basis differences	1,053,518	730,647
Gross deferred tax assets	1,766,784	1,005,345
Valuation allowance	(1,690,811)	(1,000,987)
Total deferred tax assets, net of valuation allowance	61,539	4,358
Deferred tax liabilities:
Net deferred tax liability	0	0
Net deferred taxes	$ 75,973	$ 4,358